Supplement to the
Fidelity® Stock Selector All Cap Fund
November 29, 2022
Summary Prospectus

The following information replaces similar information found in the “Fund Summary” section under the heading “Portfolio Manager(s)”.
Christopher Lee (Portfolio Manager) has managed the fund since 2023.
FSS-SUSTK-0223-103 1.9881534.103	February 7, 2023
ProspectusStickerMaster
Supplement to the
Fidelity® Stock Selector All Cap Fund
Class K
November 29, 2022
Summary Prospectus

The following information replaces similar information found in the “Fund Summary” section under the heading “Portfolio Manager(s)”.
Christopher Lee (Portfolio Manager) has managed the fund since 2023.
FSS-K-SUSTK-0223-104 1.9880530.104	February 7, 2023
ProspectusStickerMaster
Supplement to the
Fidelity® Stock Selector All Cap Fund
Class A, Class M, Class C, Class I, and Class Z
November 29, 2022
Summary Prospectus

The following information replaces similar information found in the “Fund Summary” section under the heading “Portfolio Manager(s)”.
Christopher Lee (Portfolio Manager) has managed the fund since 2023.
AFSS-SUSTK-0223-106 1.9880631.106	February 7, 2023